Discontinued operations - Additional Information (Details)	1 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Discontinued operations [Line Items]
Web game business period, after completion of disposal	24 months
Maximum
Discontinued operations [Line Items]
Period the Company will assist buyer with collection and payment of certain receivables and payables per Disposal Agreement		1 year
Web Game Business [Member]
Discontinued operations [Line Items]
Sales price			¥ 4,180,000	$ 640,000